BORROWINGS	12 Months Ended
Dec. 31, 2021
BORROWINGS
BORROWINGS

24.   BORROWINGS

Group’s borrowings represent interest bearing bank loans and bonds issued in the capital markets. Borrowings are initially recorded at fair value plus transaction costs that are directly attributable to the issue of the financial liability and subsequently measured at amortized cost, using the effective interest rate method.

The Group’s borrowings comprise the following:

	December 31,
	2021	2020
Notes	191,996	208,155
Bank and other loans	270,143	221,113
Total borrowings	462,139	429,268
Less: current portion	(111,839)	(34,125)
Total borrowings, non-current	350,300	395,143

Notes – The Group’s notes consisted of the following:

		Interest rate
		(actual at
		December 31,	December 31,	December 31,
	Currency	2021)	2021	2020
MTS International Notes due 2023	USD	5.00%	33,291	33,091
MTS PJSC Notes due 2022	RUB	7.70%	14,991	14,980
MTS PJSC Notes due 2025	RUB	8.00%	14,990	14,987
MTS PJSC Notes due 2023	RUB	6.85%	14,982	14,971
MTS PJSC Notes due 2027	RUB	6.60%	14,975	14,971
MTS PJSC Notes due 2022	RUB	9.00%	10,000	9,998
MTS PJSC Notes due 2026	RUB	7.90%	9,999	9,998
MTS PJSC Notes due 2022	RUB	5.50%	9,995	9,984
MTS PJSC Notes due 2022	RUB	6.45%	9,994	9,988
MTS PJSC Notes due 2025	RUB	7.25%	9,993	9,990
MTS PJSC Notes due 2024	RUB	8.70%	9,991	9,986
MTS PJSC Notes due 2023	RUB	6.50%	9,923	9,860
MTS PJSC Notes due 2024	RUB	8.60%	7,491	7,488
MTS PJSC Notes due 2027	RUB	6.60%	6,983	6,980
MTS PJSC Notes due 2022	RUB	8.40%	4,997	4,994
MTS PJSC Notes due 2026	RUB	6.60%	4,992	4,990
MTS PJSC Notes due 2024	RUB	6.50%	4,319	—
MTS PJSC Notes due 2031	RUB	7.50%	78	891
MTS PJSC Notes due 2021	RUB	8.85%	—	9,999
MTS PJSC Notes due 2021	RUB	7.10%	—	9,997
Other			12	12
Total notes			191,996	208,155
Less: current portion			(49,923)	(20,813)
Total notes, non-current			142,073	187,342

The Group has an unconditional obligation to repurchase certain MTS PJSC Notes at par value if claimed by the noteholders subsequent to the announcement of the sequential coupon. The date of the announcement for the particular note issue is as follows:

MTS PJSC Notes due 2031	February 2026

The Group discloses these notes as maturing in 2026 (MTS PJSC Notes due 2031) in the aggregated maturities schedule as the noteholders have the unilateral right to demand repurchase of the notes at par value upon announcement of new coupons.

Bank and other loans – The Group’s loans from banks and financial institutions consisted of the following:

		Interest rate
		(actual at
		December 31,	December 31,	December 31,
	Maturity	2021)	2021	2020
RUB-denominated:
Sberbank	2022-2024	5.99%-CBR[1] key rate + 1.19%	135,000	85,001
VTB	2024-2026	CBR[1] key rate + 0.50% - CBR[1] key rate + 1.25%	129,307	129,091
Related party loans	2022-2024	8.70% - CBR[1] key rate	1,968	1,803
Subsidized loans	2025	0.1 CBR[1] key rate + 2.42%	1,769	1,845
Other			2,099	3,373
Total bank and other loans			270,143	221,113
Less: current portion			(61,916)	(13,312)
Total bank and other loans, non-current			208,227	207,801

1CBR – Central Bank of Russia

Subsidized loans – In the end of 2020 the Group signed a credit line with VEB.RF at a preferential interest rate provided for under a special program aimed at stimulating local IT development overseen by the Russian Ministry of Digital Development, Communications, and Mass Media. The credit program subsidizes creditors in issuing loans at annual interest rates of between 1% and 5% for projects that involve the purchasing or licensing of locally-developed software and hardware, as well as spending on local IT labor and training. Also on June 30, 2020 the Group entered into a subsidized credit facility agreement with VTB. The facility was a revolving credit line, which allowed the Group to borrow up to RUB 1,702 million. The principal and interest accumulated under this credit facility have been fully utilised as part of government support related to COVID-19 and accounted for as deduction of related expenses in the consolidated statement of profit or loss for 2021.

Compliance with covenants – Bank loans and notes of the Group are subject to certain covenants limiting the Group’s ability to create liens on properties, dispose assets, including cellular licenses in core Russian regions, issue guarantees and grant loans to the third parties, delay payments for the borrowings, merge or consolidate MTS PJSC with a third party or be a subject to unsatisfied judgments (excluding the total penalty under the agreements with the DOJ). The Group is required to comply with certain financial ratios.

The noteholders of MTS International Notes due 2023 have the right to require the Group to redeem the notes at 101% of their principal amount and related interest, if the Group experiences a change in control.

If the Group fails to meet these covenants, after certain notice and cure periods, the debtholders are entitled to demand accelerated principal repayment.

The Group was in compliance with all existing notes and bank loans covenants as of December 31, 2021.

Available credit facilities – As of December 31, 2021, the Group’s total available unused credit facilities amounted to RUB 207,323 million and related to the following credit lines:

	Currency	Maturity	Interest rate	Available till	Available amount

Sberbank	RUB	2025	To be agreed	August 2025	130,000
NDB	USD	2028	LIBOR+ 1.75%	July 2022	22,288
Sberbank	RUB	2024	To be agreed	August 2024	20,000
Sberbank	RUB	2024	To be agreed	May 2024	15,000
Rosselhozbank	RUB/USD/EUR	2022	To be agreed	November 2022	7,000
VTB	RUB	2028	To be agreed	August 2028	5,000
SPB	RUB	2024	To be agreed	January 2024	3,000
VEB	RUB	2025	0.1 CBR key rate[1] + 2.42%	November 2023	2,490
ZTV	RUB	2022	CBR key rate[1]	July 2022	1,060
VEB	RUB	2025	0.1 CBR key rate[1] + 2.47%	November 2023	970
Cisco	RUB	2023	To be agreed	July 2022	515

Total					207,323

1CBR – Central Bank of Russia

In addition, the Group has a credit facility made available by Citibank at an interest rate of MosPrime + 1.50%, with the available amount set up on request and to be repaid within 182 days.

The following table presents the aggregated scheduled maturities of principal and interests on notes and bank loans (gross of debt issuance costs) outstanding for the five years ending December 31, 2026 and thereafter:

	December 31, 2021
		Bank loans
	Notes	and other debt
Payments due in the year ending December 31,
2022	62,772	83,862
2023	66,809	58,523
2024	27,346	72,799
2025	28,529	93,385
2026	17,448	15,136
Thereafter	22,477	—

Contractual undiscounted cash flows	225,381	323,705

Less: unamortized debt issuance costs	(184)	—
Less: interest	(33,201)	(52,628)
Less: debt modification	—	(693)
Less: subsidized interest rate effect	—	(241)

Total debt	191,996	270,143